Long-term debt - Schedule of Debt Instruments (Details)	Nov. 28, 2023 USD ($) investmentProperty	May 13, 2021 USD ($)	Jun. 25, 2019 USD ($) subsidiary	Nov. 01, 2017 USD ($) investmentProperty	Jul. 27, 2016 USD ($)	Jul. 22, 2016 investmentProperty loan	Dec. 31, 2023 USD ($) investmentProperty	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	May 31, 2018 USD ($)	Sep. 22, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Annual interest rate (in percent)							4.98%	4.98%	4.98%
Long-term debt							$ 923,842,589	$ 940,632,346	$ 943,512,937
Less: Current portion							(69,613,002)	(4,627,154)	(2,880,592)
Long-term debt							$ 845,573,752	925,872,432	930,652,624
Number of loans | loan						2
Number of investment properties | investmentProperty						48	67
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt							$ 923,842,589	940,632,345	943,512,937
Less: Current portion							(69,613,002)	(4,627,154)	(2,880,592)
Debt Issuance Costs
Disclosure of detailed information about borrowings [line items]
Long-term debt							(8,655,835)	(10,132,759)	(9,979,721)
MetLife 10 Year 4.55% Loan, Due August 2026
Disclosure of detailed information about borrowings [line items]
Amount					$ 150,000,000		$ 150,000,000
Annual interest rate (in percent)							4.55%
Debt instrument term (in years)					10 years	10 years
MetLife 10 Year 4.55% Loan, Due August 2026 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt							$ 144,266,224	146,723,915	149,071,012
Series A Senior Note, 5.03% Due September 2024
Disclosure of detailed information about borrowings [line items]
Amount							$ 65,000,000					$ 65,000,000
Annual interest rate (in percent)							5.03%					5.03%
Series A Senior Note, 5.03% Due September 2024 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt							$ 65,000,000	65,000,000	65,000,000
Series B Senior Note, 5.31% Due September 2027
Disclosure of detailed information about borrowings [line items]
Amount							$ 60,000,000					$ 60,000,000
Annual interest rate (in percent)							5.31%					5.31%
Series B Senior Note, 5.31% Due September 2027 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt							$ 60,000,000	60,000,000	60,000,000
Series A Senior Note, 5.50% Due May 2025
Disclosure of detailed information about borrowings [line items]
Amount							$ 45,000,000				$ 45,000,000
Annual interest rate (in percent)							5.50%				5.50%
Series A Senior Note, 5.50% Due May 2025 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt							$ 45,000,000	45,000,000	45,000,000
Series B Senior Note, 5.85% Due May 2028
Disclosure of detailed information about borrowings [line items]
Amount							$ 45,000,000				$ 45,000,000
Annual interest rate (in percent)							5.85%				5.85%
Series B Senior Note, 5.85% Due May 2028 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt							$ 45,000,000	45,000,000	45,000,000
MetLife 10 Year 4.75% Loan, Due December 2027
Disclosure of detailed information about borrowings [line items]
Amount				$ 118,000,000			$ 118,000,000
Annual interest rate (in percent)				4.75%			4.75%
Debt instrument term (in years)				10 years
Number of investment properties | investmentProperty				19
Monthly interest term (in months)				60 months
Borrowings, prepaid expenses related to sale of investment property	$ 12,194,600
Number of investment properties sold | investmentProperty	1
MetLife 10 Year 4.75% Loan, Due December 2027 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt							$ 103,955,374	117,867,109	118,000,000
MetLife 8 Year 4.75% Loan, Due August 2026
Disclosure of detailed information about borrowings [line items]
Amount							$ 26,600,000			$ 26,600,000
Annual interest rate (in percent)							4.75%			4.75%
MetLife 8 Year 4.75% Loan, Due August 2026 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt							$ 25,620,991	26,041,321	26,441,925
Series RC Senior Note
Disclosure of detailed information about borrowings [line items]
Amount			$ 70,000,000				$ 70,000,000
Annual interest rate (in percent)			5.18%				5.18%
Debt instrument term (in years)			10 years
Number of subsidiaries that are joint obligators | subsidiary			5
Series RC Senior Note | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt							$ 70,000,000	70,000,000	70,000,000
Series RD Senior Note
Disclosure of detailed information about borrowings [line items]
Amount			$ 15,000,000				$ 15,000,000
Annual interest rate (in percent)			5.28%				5.28%
Debt instrument term (in years)			12 years
Number of subsidiaries that are joint obligators | subsidiary			5
Series RD Senior Note | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt							$ 15,000,000	15,000,000	15,000,000
Vesta ESG Global bond 35/8 05/31
Disclosure of detailed information about borrowings [line items]
Amount		$ 350,000,000					$ 350,000,000
Annual interest rate (in percent)		3.625%					3.63%
Borrowing costs incurred		$ 7,746,222
Vesta ESG Global bond 35/8 05/31 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt							$ 350,000,000	$ 350,000,000	$ 350,000,000